Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Other Intangible Assets [Abstract]
Changes in Goodwill [text block table]

Goodwill allocated to cash-generating units

in € m.	Sales & Trading	Global Transaction Banking & Corporate Finance	Private and Commercial Clients	Postbank	Wealth Manage- ment	Asset Manage- ment	Others	Total
Balance as of January 1, 2017	0	532	0	0	564	3,006	1	4,103
Goodwill acquired during the year	0	0	0	0	0	0	0	0
Purchase accounting adjustments	0	0	0	0	0	0	0	0
Transfers	6	(6)	0	0	0	0	0	0
Reclassification from (to) “held for sale”	0	(3)	0	0	0	0	0	(3)
Goodwill related to dispositions without being classified as “held for sale”	0	0	0	0	0	(6)	0	(6)
Impairment losses[1]	(6)	0	0	0	0	0	0	(6)
Exchange rate changes/other	0	(52)	0	0	(22)	(231)	0	(306)
Balance as of December 31, 2017	0	471	0	0	541	2,768	1	3,782
Gross amount of goodwill	2,780	1,485	1,077	2,086	541	3,232	1	11,203
Accumulated impairment losses	(2,780)	(1,014)	(1,077)	(2,086)	0	(464)	0	(7,422)
Balance as of January 1, 2018	0	471	0	0	541	2,768	1	3,782
Goodwill acquired during the year	0	0	0	0	0	0	0	0
Purchase accounting adjustments	0	0	0	0	0	0	0	0
Transfers	0	0	0	0	0	0	0	0
Reclassification from (to) “held for sale”	0	0	0	0	(4)	0	0	(4)
Goodwill related to dispositions without being classified as “held for sale”	0	0	0	0	0	0	0	0
Impairment losses[1]	0	0	0	0	0	0	0	0
Exchange rate changes/other	0	18	0	0	5	74	0	98
Balance as of December 31, 2018	0	489	0	0	543	2,843	1	3,876
Gross amount of goodwill	2,889	1,539	1,076	2,086	543	3,314	1	11,449
Accumulated impairment losses	(2,889)	(1,051)	(1,076)	(2,086)	0	(471)	0	(7,573)

[1] Impairment losses of goodwill are recorded as impairment of goodwill and other intangible assets in the income statement.

Primary Cash-Generating Units [text block table]	Primary goodwill-carrying cash-generating units
Discount rate (post-tax)
	2018	2017
Global Transaction Banking & Corporate Finance	8.8%	8.8%
Wealth Management	9.0%	9.1%
Asset Management	9.7%	10.0%

Changes of Other Intangible Assets by Asset Class [text block table]

Changes of other intangible assets by asset classes for the years ended December 31, 2018, and December 31, 2017

	Purchased intangible assets							Internally generated intangible assets	Total other intangible assets
	Unamortized			Amortized				Amortized
in € m.	Retail investment management agreements	Other	Total unamortized purchased intangible assets	Customer- related intangible assets	Contract- based intangible assets	Software and other	Total amortized purchased intangible assets	Software
Cost of acquisition/ manufacture:
Balance as of January 1, 2017	1,094	440	1,534	1,431	70	871	2,372	6,235	10,140
Additions	0	0	0	15	0	48	63	1,360	1,423
Changes in the group of consolidated companies	0	0	0	0	0	(35)	(35)	(171)	(206)
Disposals	0	0	0	0	0	21	21	121	142
Reclassifications from (to) “held for sale”	0	0	0	(6)	0	0	(6)	0	(6)
Transfers	0	(0)	(0)	1	0	50	51	(42)	9
Exchange rate changes	(131)	(1)	(132)	(77)	(0)	(12)	(89)	(237)	(457)
Balance as of December 31, 2017	963	440	1,402	1,364	70	901	2,335	7,024	10,761
Additions	0	0	0	12	0	44	56	1,242	1,298
Changes in the group of consolidated companies	0	0	0	0	0	(0)	(0)	0	(0)
Disposals	0	0	0	0	0	126	126	725	851
Reclassifications from (to) “held for sale”	0	0	0	0	0	(7)	(7)	(20)	(27)
Transfers	0	2	2	(3)	0	(213)	(215)	190	(24)
Exchange rate changes	48	0	48	10	0	5	15	102	165
Balance as of December 31, 2018	1,010	441	1,451	1,384	70	603	2,058	7,814	11,322
Accumulated amortization and impairment:
Balance as of January 1, 2017	276	424	700	1,363	65	715	2,143	2,418	5,261
Amortization for the year	0	0	0	34	4	27	65	870	935[1]
Changes in the group of consolidated companies	0	0	0	0	0	(35)	(35)	(171)	(206)
Disposals	0	0	0	0	0	19	19	81	99
Reclassifications from (to) “held for sale”	0	0	0	(4)	0	0	(4)	0	(4)
Impairment losses	0	15	15	0	0	0	0	42	57[2]
Reversals of impairment losses	0	0	0	0	0	0	0	0	0
Transfers	0	0	0	0	0	41	41	(35)	6
Exchange rate changes	(33)	(0)	(33)	(72)	(0)	(12)	(84)	(129)	(246)
Balance as of December 31, 2017	243	439	682	1,321	69	718	2,108	2,914	5,704
Amortization for the year	0	0	0	21	1	40	61	1,034	1,095[3]
Changes in the group of consolidated companies	0	0	0	0	0	(0)	(0)	0	(0)
Disposals	0	0	0	0	0	125	125	724	850
Reclassifications from (to) “held for sale”	0	0	0	0	0	(7)	(7)	(20)	(27)
Impairment losses	0	0	0	0	0	0	0	42	42[4]
Reversals of impairment losses	0	0	0	0	0	0	0	0	0
Transfers	0	0	0	6	0	(136)	(129)	139	10
Exchange rate changes	12	0	12	10	0	5	14	57	83
Balance as of December 31, 2018	255	439	694	1,358	70	494	1,922	3,442	6,057
Carrying amount:
As of December 31, 2017	719	1	720	43	1	183	227	4,110	5,057
As of December 31, 2018	755	2	757	26	0	109	136	4,372	5,265

[1] The € 935 million were included in general and administrative expenses.

2 Of which € 42 million were related to the impairment of self-developed software, recorded in general and administrative expenses, and € 15 million referring to the impairment of a non-amortizing trade-mark intangible asset which is included under impairment of goodwill and other intangible asset.

[3] The € 1.1 billion were included in general and administrative expenses.

[4] The € 42 million were related to the impairment of self-developed software, recorded in general and administrative expenses.

Useful Lives of Other Amortized Intangible Assets by Asset Class [text block table]

Useful lives of other amortized intangible assets by asset class

Useful lives in years
Internally generated intangible assets:
Software	up to 10
Purchased intangible assets:
Customer-related intangible assets	up to 20
Contract-based intangible assets	up to 8
Other	up to 80